Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock Shares	Additional Paid-in- capital	Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2010	$ 401,919	$ 58	$ 624,886		$ (223,025)
Beginning balance (in shares) at Dec. 31, 2010		58,139,941
Issuance of common stock upon exercise of stock options (in shares)		370,874
Issuance of common stock upon exercise of stock options	5,396		5,396
Payments related to net settlement of stock-based awards	(3,030)		(3,030)
Issuance of common stock upon vesting of restricted stock		694,444
Issuance of common stock upon vesting of restricted stock		1	(1)
Income tax benefit from non-qualified stock option exercises	42,272		42,272
Foreign translation adjustments	(111)			(111)
Compensation expense related to restricted stock awards	15,792		15,792
Net income	87,399				87,399
Ending balance at Dec. 31, 2011	549,637	59	685,315	(111)	(135,626)
Ending balance (in shares) at Dec. 31, 2011		59,205,259
Issuance of common stock upon exercise of stock options (in shares)		850,204
Issuance of common stock upon exercise of stock options	8,532	1	8,531
Payments related to net settlement of stock-based awards	(2,926)		(2,926)
Issuance of common stock upon vesting of restricted stock		536,981
Income tax benefit from non-qualified stock option exercises	10,971		10,971
Foreign translation adjustments	567			567
Issuance of convertible debt, net of tax	92,153		92,153
Sale of warrants	98,994		98,994
Purchase of convertible note hedge, net of tax	(98,702)		(98,702)
Repurchase of common stock		(1,534,800)
Repurchase of common stock	(74,822)	(1)	(74,821)
Compensation expense related to restricted stock awards	21,202		21,202
Extinguishment of 2028 Notes	(184,507)		(184,507)
Issuance of common stock upon conversion of 2028 Notes (in shares)		1,860,747
Issuance of common stock upon conversion of 2028 Notes	75,156	2	75,154
Net income	64,246				64,246
Ending balance at Dec. 31, 2012	560,501	61	631,364	456	(71,380)
Ending balance (in shares) at Dec. 31, 2012		60,918,391
Issuance of common stock upon exercise of stock options (in shares)		263,754
Issuance of common stock upon exercise of stock options	4,218		4,218
Payments related to net settlement of stock-based awards	(4,037)		(4,037)
Issuance of common stock upon vesting of restricted stock		585,238
Issuance of common stock upon vesting of restricted stock		1	(1)
Income tax benefit from non-qualified stock option exercises	9,731		9,731
Foreign translation adjustments	1,265			1,265
Compensation expense related to restricted stock awards	26,154		26,154
Issuance of common stock upon conversion of 2028 Notes (in shares)		1,170,583
Issuance of common stock upon conversion of 2028 Notes		1	(1)
Net income	143,034				143,034
Ending balance at Dec. 31, 2013	$ 740,866	$ 63	$ 667,428	$ 1,721	$ 71,654
Ending balance (in shares) at Dec. 31, 2013		62,937,966